INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Inventories (Details) - USD ($)	Sep. 30, 2025	Jun. 30, 2025
Inventory
Goods in transit	$ 6,817,390	$ 6,024,201
Supplies	16,861,657	19,286,246
Agricultural products	3,570,682	4,612,064
Inventories	88,592,596	87,611,269
Net of agricultural products	85,021,914	82,999,205
Seeds
Inventory
Inventories	2,318,416	5,317,730
Resale products
Inventory
Inventories	36,209,378	42,228,777
Manufactured products
Inventory
Inventories	26,495,343	13,648,705
Allowance for obsolescence
Inventory
Inventories	$ (3,680,270)	$ (3,506,454)